Loan and lease operations (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan And Lease Operations
Financial income	R$ 811	R$ 884	R$ 901
Variable payments	11	7	7
Total	R$ 822	R$ 891	R$ 908